Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Activity - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023	Dec. 31, 2023		Dec. 31, 2022
FCG [Member]
Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Activity [Line Items]
Total revenues		$ 14,756	[1]		$ 8,033	[2]
Total expenses	[1]	82
PDP [Member]
Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Activity [Line Items]
Total revenues		21		$ 5	41,259		$ 33,962
Total expenses		$ 992		859	4,720		3,980
Sierra Parima [Member]
Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Activity [Line Items]
Total revenues				122	2,639		226
Total expenses				$ 423	$ 1,418		$ 4,167

[1]	The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.
[2]	The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.